STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) - shares	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' EQUITY (DEFICIT)
Sale of 27,600,000 Units, net of underwriting discounts (in shares)	27,600,000	27,600,000